Schedule of Investments (unaudited) January 31, 2024	BlackRock LifePath® ESG Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.1%
iShares Developed Real Estate Index Fund, Class K	15,972	$145,504
iShares ESG Aware MSCI EAFE ETF	8,845	665,586
iShares ESG Aware MSCI EM ETF(b)	9,590	291,920
iShares ESG Aware MSCI USA ETF	17,498	1,860,037
iShares ESG Aware MSCI USA Small-Cap ETF	4,747	174,642
iShares MSCI Canada ETF	2,125	77,244
iShares MSCI EAFE Small-Cap ETF	1,737	104,758
iShares MSCI Emerging Markets Small-Cap ETF	846	48,002

		3,367,693

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	635	30,239
iShares TIPS Bond ETF(b)	35	3,776

		34,015

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)	288,148	288,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)	34,971	34,971

		323,292

Total Investments — 108.5% (Cost: $3,179,162)		3,725,000

Liabilities in Excess of Other Assets — (8.5)%		(292,937)

Net Assets — 100.0%		$3,432,063

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$241,416	$46,882	(a)	$—	$5	$18	$288,321	288,148	$876	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,504	18,467	(a)	—	—	—	34,971	34,971	218		—
iShares Developed Real Estate Index Fund, Class K	115,218	16,314		(3,172)	(50)	17,194	145,504	15,972	1,279		—
iShares ESG Aware MSCI EAFE ETF	527,007	85,570		(14,337)	(36)	67,382	665,586	8,845	7,623		—
iShares ESG Aware MSCI EM ETF	228,704	62,069		(6,170)	(931)	8,248	291,920	9,590	5,196		—
iShares ESG Aware MSCI USA ETF	1,467,752	191,763		(40,249)	(167)	240,938	1,860,037	17,498	5,659		—
iShares ESG Aware MSCI USA Small-Cap ETF	136,933	17,588		(3,784)	—	23,905	174,642	4,747	639		—
iShares ESG Aware U.S. Aggregate Bond ETF	25,481	3,272		(377)	(77)	1,940	30,239	635	256		—
iShares MSCI Canada ETF	60,274	9,570		(1,654)	(5)	9,059	77,244	2,125	988		—
iShares MSCI EAFE Small-Cap ETF	85,396	11,182		(2,346)	(8)	10,534	104,758	1,737	1,375		—
iShares MSCI Emerging Markets Small-Cap ETF	38,599	6,935		(1,080)	(93)	3,641	48,002	846	947		—
iShares TIPS Bond ETF	2,159	1,476		—	—	141	3,776	35	18		—

					$(1,362)	$383,000	$3,725,000		$25,074		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,367,693	$—	$—	$3,367,693
Fixed-Income Funds	34,015	—	—	34,015
Money Market Funds	323,292	—	—	323,292

	$3,725,000	$—	$—	$3,725,000

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2